COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments Tables
Operating leases	Future minimum lease payments under this rental agreement are approximately as follows: For the year ended:
December 31, 2016	$25,000
December 31, 2017	35,000
December 31, 2018	21,000
$81,000

December 31, 2016	$ 34,000
December 31, 2017	35,000
December 31, 2018	21,000
$ 90,000

Equipment leases	Future minimum lease payments under this operating lease agreement are approximately as follows: For the year ended:
December 31, 2016	$2,000
December 31, 2017	2,600
December 31, 2018	800
$5,400

December 31, 2016	$ 2,600
December 31, 2017	2,600
December 31, 2018	800
$ 6,000